SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2013	December 31, 2013	December 31, 2012	December 31, 2011

Cash paid during the period for:
Interest	$203,685	$11,053	$5,270	$—
Income taxes	$—	$—	$—	$—